Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD

Prospectus – Baird Funds

May 1, 2022

Taxable Bond Funds

Baird Ultra Short Bond Fund
(Institutional Class: BUBIX)
(Investor Class: BUBSX)

Baird Short-Term Bond Fund
(Institutional Class: BSBIX)
(Investor Class: BSBSX)

Baird Intermediate Bond Fund
(Institutional Class: BIMIX)
(Investor Class: BIMSX)

Baird Aggregate Bond Fund
(Institutional Class: BAGIX)
(Investor Class: BAGSX)

Baird Core Plus Bond Fund
(Institutional Class: BCOIX)
(Investor Class: BCOSX)

Municipal Bond Funds

Baird Short-Term Municipal Bond Fund
(Institutional Class: BTMIX)
(Investor Class: BTMSX)

Baird Strategic Municipal Bond Fund
(Institutional Class: BSNIX)
(Investor Class: BSNSX)

Baird Quality Intermediate Municipal Bond Fund
(Institutional Class: BMBIX)
(Investor Class: BMBSX)

Baird Core Intermediate Municipal Bond Fund
(Institutional Class: BMNIX)
(Investor Class: BMNSX)

Baird Municipal Bond Fund
(Institutional Class: BMQIX)
(Investor Class: BMQSX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Section

Baird Ultra Short Bond Fund

Investment Objective
The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%
Fee Waiver(1)	-0.15%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.40%	0.15%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2023. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$41	$161	$292	$675
Institutional Class Shares	$15	$81	$154	$366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in bonds, including the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers
•Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Short‑Term Government/Corporate Index. The duration of the Fund’s benchmark as of March 31, 2022 was 0.53 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than eighteen months during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	1.69%
Worst quarter:	1st quarter 2020	-0.50%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	Since Inception (12/31/13)
Institutional Class
Return Before Taxes	0.20%	1.64%	1.41%
Return After Taxes on Distributions	0.00%	0.98%	0.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.12%	0.97%	0.83%
Investor Class
Return Before Taxes	-0.05%	1.42%	1.18%
Bloomberg U.S. Short‑Term Government/Corporate Index (reflects no deduction for fees, expenses or taxes)	0.10%	1.41%	1.04%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2013	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2013	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Charles B. Groeschell	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Senior Portfolio Manager and Director of Research for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Short‑Term Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1‑3 Year U.S. Government/Credit Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 1.92 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations and money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	3.43%
Worst quarter:	4th quarter 2021	-0.53%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	10 Years	Since Inception (8/31/04)	Since Inception (9/19/12)
Institutional Class(1)
Return Before Taxes	-0.42%	2.28%	2.15%	2.69%	N/A
Return After Taxes on Distributions	-0.95%	1.42%	1.34%	1.63%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-0.21%	1.38%	1.31%	1.66%	N/A
Investor Class(2)
Return Before Taxes	-0.57%	2.03%	N/A	N/A	1.70%
Bloomberg 1‑3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-0.47%	1.85%	1.39%	2.29%	1.38%

(1)The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.
(2)The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2004	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2004	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Senior Portfolio Manager and Director of Research for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Intermediate Bond Fund

Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•    Obligations of U.S. government and other public‑sector entities
•    Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•    Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Intermediate U.S. Government/Credit Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 4.05 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	4.40%
Worst quarter:	4th quarter 2016	-1.95%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	-1.41%	3.21%	2.96%	4.58%
Return After Taxes on Distributions	-2.20%	2.16%	1.87%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares	-0.73%	2.04%	1.83%	3.00%
Investor Class
Return Before Taxes	-1.68%	2.97%	2.71%	4.32%
Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-1.44%	2.91%	2.38%	4.15%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Senior Portfolio Manager and Director of Research for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Aggregate Bond Fund

Investment Objective
The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public-sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 6.58 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	4.79%
Worst quarter:	1st quarter 2021	-3.39%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	-1.46%	4.01%	3.74%	5.16%
Return After Taxes on Distributions	-2.24%	2.88%	2.51%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	-0.85%	2.60%	2.37%	3.38%
Investor Class
Return Before Taxes	-1.74%	3.74%	3.48%	4.91%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%	4.67%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Senior Portfolio Manager and Director of Research for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Core Plus Bond Fund

Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Universal Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 6.36 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	5.75%
Worst quarter:	1st quarter 2021	-3.10%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	-1.02%	4.30%	3.93%	5.61%
Return After Taxes on Distributions	-2.09%	3.03%	2.63%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares	-0.51%	2.77%	2.47%	3.68%
Investor Class
Return Before Taxes	-1.23%	4.06%	3.68%	5.35%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)	-1.10%	3.84%	3.31%	4.93%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Senior Portfolio Manager and Director of Research for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Short‑Term Municipal Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Short 1-5 Year Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 2.47 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be three years or less. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Interest rate risk should be fairly low for the Fund because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Extension Risk
Extension risk is the risk that debt obligations will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	2.01%
Worst quarter:	4th quarter 2016	-1.16%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	0.74%	2.50%	2.23%
Return After Taxes on Distributions	0.73%	2.49%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	2.30%	2.07%
Investor Class
Return Before Taxes	0.59%	2.25%	1.97%
Bloomberg Short 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.36%	2.04%	1.68%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2015	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2015	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Strategic Municipal Bond Fund

Investment Objective
The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and six years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Extension Risk
Extension risk is the risk that debt obligations will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.
Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	3.68%
Worst quarter:	3rd quarter 2021	0.07%

Average Annual Total Returns as of December 31, 2021
	1 Year	Since Inception (11/15/19)
Institutional Class
Return Before Taxes	2.26%	5.39%
Return After Taxes on Distributions	2.00%	5.12%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.32%
Investor Class
Return Before Taxes	2.00%	5.13%
Bloomberg 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.53%	2.53%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Quality Intermediate Municipal Bond Fund

Investment Objective
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the interest from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, municipal lease participations and tax-exempt commercial paper. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency. The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Quality Intermediate Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 4.11 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than eight years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Fund may invest in debt obligations of all maturities.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Extension risk is the risk that debt obligations will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	2.40%
Worst quarter:	4th quarter 2016	-2.75%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	10 Years	Since Inception (3/30/01)
Institutional Class
Return Before Taxes	0.27%	2.91%	2.26%	3.80%
Return After Taxes on Distributions	0.27%	2.91%	2.26%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	2.75%	2.27%	3.66%
Investor Class
Return Before Taxes	0.02%	2.67%	2.01%	3.54%
Bloomberg Quality Intermediate Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.33%	3.19%	2.69%	3.87%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Core Intermediate Municipal Bond Fund

Investment Objective
The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1-15 Year Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 4.30 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be between three and ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Extension risk is the risk that debt obligations will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2016	2.50%
Worst quarter:	4th quarter 2016	-2.82%

Average Annual Total Returns as of December 31, 2021
	1 Year	5 Years	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	1.60%	4.01%	3.66%
Return After Taxes on Distributions	1.55%	3.97%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.55%	3.56%	3.25%
Investor Class
Return Before Taxes	1.44%	3.76%	3.41%
Bloomberg 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.86%	3.57%	3.10%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2015	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2015	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Baird Municipal Bond Fund

Investment Objective
The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 15% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Municipal Bond Index. The duration of the Fund’s benchmark as of March 31, 2022 was 5.77 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.
Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Extension risk is the risk that debt obligations will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices and the global economy. Measures of inflation have increased to levels not experienced in forty years. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession, may negatively impact asset prices and increase market volatility. The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes. It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception period compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	3.26%
Worst quarter:	3rd quarter 2021	-0.03%

Average Annual Total Returns as of December 31, 2021
	1 Year	Since Inception (11/15/19)
Institutional Class
Return Before Taxes	3.46%	6.85%
Return After Taxes on Distributions	3.12%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	2.78%	5.46%
Investor Class
Return Before Taxes	3.12%	6.49%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.52%	3.55%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.
Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 81.

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201‑0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1‑866‑442‑2473, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in their discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Tax Information
Each Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long‑term capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon the withdrawal of monies from such tax-deferred arrangements or other tax-advantaged arrangements. The Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund intend to make distributions that are primarily exempt from federal income tax. However, a portion of the Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund’s distributions may be taxed as ordinary income or long‑term capital gains.

Payments to Broker‑Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker‑dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Funds over another investment. In addition, some broker-dealers may regard Institutional Class shares of the Funds as “clean” shares and will charge you a commission on the purchase of such shares. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This Prospectus describes the Baird Ultra Short Bond Fund (“Ultra Short Bond Fund”), Baird Short‑Term Bond Fund (“Short‑Term Bond Fund”), Baird Intermediate Bond Fund (“Intermediate Bond Fund”), Baird Aggregate Bond Fund (“Aggregate Bond Fund”), Baird Core Plus Bond Fund (“Core Plus Bond Fund”), Baird Short‑Term Municipal Bond Fund (“Short-Term Municipal Bond Fund”), Baird Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”), Baird Quality Intermediate Municipal Bond Fund (“Quality Intermediate Municipal Bond Fund”), Baird Core Intermediate Municipal Bond Fund (“Core Intermediate Municipal Bond Fund”) and Baird Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds”), ten mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

Ultra Short Bond Fund
The investment objective of the Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

Short‑Term Bond Fund
The investment objective of the Short‑Term Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Bond Index. The Bloomberg 1‑3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and three years.

Intermediate Bond Fund
The investment objective of the Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Bond Index. The Bloomberg Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and ten years.

Aggregate Bond Fund
The investment objective of the Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt issues, including government, corporate, asset‑backed, and mortgage‑backed debt obligations, with maturities of at least one year.

Core Plus Bond Fund
The investment objective of the Core Plus Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Bond Index. The Bloomberg U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non‑investment grade, asset‑backed and mortgage‑backed debt obligations, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Short‑Term Municipal Bond Fund
The investment objective of the Short‑Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Strategic Municipal Bond Fund
The investment objective of the Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Quality Intermediate Municipal Bond Fund
The primary investment objective of the Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.

Core Intermediate Municipal Bond Fund
The investment objective of the Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Municipal Bond Fund
The investment objective of the Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

The Funds’ investment objectives are fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To achieve each Fund’s investment objective(s), the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark. This does not apply to the Strategic Municipal Bond Fund.
The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar‑denominated debt obligations for the Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund. Although the Ultra Short Bond Fund, Core Plus Bond Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade debt obligations, they may also invest in non‑investment grade debt obligations. The Funds may invest in debt obligations of all maturities.
While each Fund may invest in debt obligations of all maturities, during normal market circumstances the dollar weighted average portfolio effective maturity for each Fund is expected to be as follows:

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. A fund’s duration correlates to the duration of the securities in which it invests. In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. For variable and floating rate instruments, the duration calculation incorporates the time to the next coupon reset date.

Fund	Dollar-Weighted Average Portfolio Effective Maturity
Ultra Short Bond Fund	More than 3 months but less than 18 months
Short‑Term Bond Fund	More than 1 year but less than 3 years
Intermediate Bond Fund	More than 3 years but less than 6 years
Aggregate Bond Fund	More than 5 years but less than 10 years
Core Plus Bond Fund	More than 5 years but less than 10 years
Short‑Term Municipal Bond Fund	3 years or less
Strategic Municipal Bond Fund	More than 3 months but less than 6 years
Quality Intermediate Municipal Bond Fund	More than 3 years but less than 8 years
Core Intermediate Municipal Bond Fund	More than 3 years but less than 10 years
Municipal Bond Fund	More than 5 years but less than 12 years

Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions. Debt obligations without prepayment or call provisions generally have an effective maturity equal to their expected maturity. Dollar‑weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objective(s). This could include, but is not limited to, changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

The Advisor attempts to achieve each Fund’s investment objective(s) over a full market cycle. Each of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond, Core Plus Bond, Short-Term Municipal Bond and Core Intermediate Municipal Bond Fund’s investments are based on, although do not replicate, the securities composition of the respective Fund’s benchmark index. Consequently, each Fund’s portfolio composition and risks will differ from those of the index. For example, the Core Plus Bond Fund may invest up to 20% of its net assets in non‑investment grade debt obligations (high yield bonds). Because it does not purchase non‑investment grade debt obligations, the Aggregate Bond Fund is expected to perform more closely to the overall investment grade bond market than the Core Plus Bond Fund is expected to perform.
Investment Grade Securities are: Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Implementation of Investment Objective - Taxable Bond Funds

In determining which debt obligations to buy for the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund, the Advisor attempts to achieve each Fund’s investment objective(s) primarily in three ways:

Yield curve positioning: The yield curve is a graphic representation of the actual or projected yields of debt obligations in relation to their maturities and durations. The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective(s), while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark. The debt obligations in the Fund, though, will not be identical to the debt obligations in the benchmark. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund’s portfolio to purchase debt obligations that it believes will best assist the Fund in achieving its objective(s).

Sector allocation: The Advisor next evaluates the return potential of each sector (including: asset‑backed debt obligations, mortgage‑backed debt obligations, government and other public‑sector bonds, and corporate bonds for the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund; and general obligation bonds, revenue bonds, pre‑refunded bonds, and insured bonds for the Quality Intermediate Municipal Bond Fund). The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Funds’

objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

Security selection: The Advisor then focuses on selecting individual debt obligations. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

From time to time, each Fund may have a significant portion of its assets invested in corporate bonds issued by companies in one or more market sectors, diversified across a range of industries within those market sectors. Each Fund will provide its shareholders with at least a 60‑day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of debt obligations suggested by its name. “Assets” is defined as net assets plus any borrowings for investment purposes. For all Funds, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Debt Obligations
The Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund each have a policy of investing at least 80% of its net assets in debt obligations, including the following types of U.S. dollar‑denominated debt obligations that are fixed, variable or floating rate instruments:

•    Obligations of U.S. government and other public‑sector entities
•    Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•    Corporate debt of U.S. and foreign issuers
•    Money market instruments (Ultra Short Bond Fund only)

These Funds primarily invest in debt obligations with fixed rates of interest, but may also invest in floating or variable rate debt obligations. Other public‑sector entities include, but are not limited to, U.S., state and local (municipal) governments and their agencies and authorities, foreign government entities, and non‑governmental organizations. The types of municipal obligations in which the Funds may invest include, but are not limited to, taxable and, to some extent, tax‑exempt general obligation and revenue bonds, as well as advance refunded and escrowed‑to‑maturity bonds. Asset‑backed obligations in which the Funds may invest are backed with underlying assets such as credit card receivables, auto receivables, student loans, utilities, reimbursement/rate increase allowances and certain residential home loans. Money market instruments in which the Funds may invest include, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes, corporate bonds with remaining maturities of 13 months or less, certificates of deposit and money market funds. The Funds may invest in Rule 144A securities, which are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”). The Funds generally consider Rule 144A securities to be liquid unless the Advisor determines otherwise. Each Fund may also invest in other investment companies that principally invest in the types of instruments allowed by the investment strategies of the Fund.

Municipal Obligations
Municipal obligations, including municipal bonds and notes, are fixed income securities issued by states, counties, cities, and other political subdivisions and authorities. Municipal notes are short‑term securities, the interest from which is generally tax-exempt. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long‑term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Municipal obligations also may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. The market categorizes tax‑exempt securities by their source of repayment. Although many municipal obligations are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Municipal Obligations are: dollar-denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions.

Implementation of Investment Objective - Municipal Bond Funds

Each of the Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund (collectively, the “Municipal Bond Funds”) invests at least 80% of its net assets in the following municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal AMT):

•Municipal securities including debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT); and

•Municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Advisor to be of comparable quality) at the time of purchase.

Municipal obligations in which the Municipal Bond Funds invest may include fixed, variable or floating rate instruments. The Municipal Bond Funds may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

It is possible that 25% or more of each Municipal Bond Fund’s assets could be invested in municipal obligations that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. Examples include securities of issuers whose revenues are paid from similar types of projects, such as education, housing or transportation, or securities of issuers within the same state or economic sector. For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

In pursuing each Municipal Bond Fund’s objective(s), the Advisor uses a value‑oriented strategy and looks for undervalued municipal securities that offer above‑average return characteristics. The Advisor considers many market factors when selecting investments for such Funds. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Municipal Bond Funds may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. Each Municipal Bond Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Each Municipal Bond Fund may also invest in municipal housing bonds.

The Advisor seeks to control credit quality risk by investing primarily in investment grade, U.S. dollar-denominated municipal obligations for the Quality Intermediate Municipal Bond Fund. Although the Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade municipal obligations, they may also invest in non-investment grade municipal obligations (sometimes referred to as “high-yield” or “junk” bonds).

Each Municipal Bond Fund may also invest in unrated municipal obligations that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by each Municipal Bond Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. Each Municipal Bond Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

Other Principal Investment Strategies (All Funds)

The Advisor attempts to diversify each Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

Investment Grade Debt Obligations
Debt obligations acquired by the Short‑Term Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund will be “investment grade” at the time of purchase, as rated by at least one nationally recognized rating agency. The Ultra Short Bond Fund, Intermediate Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund will invest primarily in “investment grade” bonds, but may also invest in non‑investment grade debt obligations, as described below.

Unrated Debt Obligations
The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Funds may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

Non‑Investment Grade Debt Obligations (High-Yield Bonds)
The Ultra Short Bond Fund, Short‑Term Municipal Bond Fund, Core Intermediate Municipal Bond Fund may each invest up to 10%, the Municipal Bond Fund may invest up to 15%, the Core Plus Bond Fund may invest up to 20%, and the Strategic Municipal Bond Fund may invest up to 30% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high-yield” bonds), which are debt obligations that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund will generally purchase non‑investment grade debt obligations that are rated at least “B” or higher by S&P or Moody’s or have an equivalent rating by another nationally recognized rating agency at time of purchase, but may purchase debt obligations below this rating if the Advisor believes the issuer’s credit fundamentals or future prospects suggest a higher rating. In addition, in limited circumstances the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may invest in debt obligations in default.

Foreign Securities
Each Fund, excluding the Municipal Bond Funds, may invest in U.S. dollar-denominated debt obligations of foreign issuers. Foreign debt obligations are generally determined based on the ultimate parent country of risk which consists of the following four factors: management location, country of primary listing, country of revenue and reporting currency of the issuer. Debt obligations issued by a foreign entity that are subject to a guarantee of a U.S. corporate parent or other U.S. entity are generally not regarded as foreign securities.

Zero Coupon Bonds
As a principal investment strategy, the Municipal Bond Funds may invest in zero coupon bonds and, as a non-principal investment strategy, the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund may invest in zero coupon bonds. Zero coupon bonds have greater price volatility than coupon bonds of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon bonds only if the likely relative greater price volatility of such zero coupon bonds is not inconsistent with the Fund’s investment objective. Although zero coupon bonds pay no cash income to holders prior to maturity, accrued interest on these bonds must be reported as income to a Fund and distributed to its shareholders on an annual basis. Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy the distribution requirements applicable to regulated investment companies under the federal tax law. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

U.S. Treasury Futures Contracts – Strategic Municipal Bond Fund
The Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements, such as potential losses if interest rates do not move as expected. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Cash or Similar Investments; Temporary Strategies
The Ultra Short Bond Fund invests in cash and money market instruments, including money market funds, as part of its principal investment strategy. Under normal market conditions, each Fund other than the Ultra Short Bond Fund may invest up to 20% of its net assets in cash or similar short‑term, investment grade debt obligations (such as U.S. government securities, money market funds, repurchase agreements, commercial paper, money market instruments or certificates of deposit). Each of the Short‑Term Bond, Intermediate Term Bond, Aggregate Bond, Core Plus Bond, Short‑Term Municipal Bond, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may invest up to 100% of its total assets in cash or the similar investments set forth above as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective(s). To the extent a Fund invests in money market funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Principal Risks

The main risks of investing in each of the Funds are substantially similar. However, certain risks are enhanced for each Fund. Specifically, certain Funds generally maintain longer maturities compared to other Funds, thus providing a comparatively greater potential for return, with a comparatively increased level of risk. In addition, although certain Funds’ maturities are similar, their portfolio composition and the resulting risks are different. For example, certain Funds may purchase debt obligations that are rated below investment grade. Those Funds are exposed to greater credit risk, including risk of default, and other risks associated with non-investment grade debt obligations compared to Funds with the same maturities that do not invest in non-investment grade debt obligations. Additionally, the Strategic Municipal Bond Fund is subject to derivatives risk through its use of U.S. Treasury futures contracts.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to a Fund and a loss to you. Because each Fund holds fewer debt obligations than its benchmark index, material events affecting a holding in a Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective(s) for a particular period.

Bond Market Risks
The major risks of each Fund are those of investing in the bond market. A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”). Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield (“maturity risk”). Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”). Because bond values may fluctuate, a Fund’s share price may fluctuate. Interest rate risk should be low for the Short‑Term Bond Fund and Short‑Term Municipal Bond Fund because they invest primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds. Interest rate risk should be low for the Ultra Short Bond Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.

Call Risks
If the securities in which the Funds invest are redeemed by the issuer before maturity (or “called”), the Funds may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Funds’ yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of debt obligations may be subject to the credit risk of the issuer. Therefore, the underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations in particular may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.) Debt obligations receiving a lower rating compared to higher rated debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an agency’s decision to downgrade a debt obligation.

Non‑Investment Grade Quality Risks — applies to the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds), while generally offering higher yields than investment grade debt obligations with similar maturities, involve greater risk, including the possibility of default or bankruptcy. Non‑investment grade debt obligations tend to be more sensitive to economic conditions than higher‑rated debt. As a result, they generally are more sensitive to credit risk and are considered more speculative than debt obligations in the higher‑rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non‑investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher‑rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may have difficulty disposing of certain non‑investment grade debt obligations because there may be a thin trading market for such debt obligations. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher‑rated debt obligations. Periods of economic uncertainty generally result in increased volatility in the market prices of these debt obligations and will also increase the volatility of the Ultra Short Bond, Core Plus Bond, Short‑Term Municipal Bond and Core Intermediate Municipal Bond Funds’ net asset values.

Mortgage‑ and Asset‑Backed Debt Obligations Risks – applies to all Funds except the Municipal Bond Funds
Mortgage‑ and asset‑backed debt obligations are more sensitive to interest rate risk than other types of debt obligations. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. Prepayment risk is the risk that the borrower will prepay some or the entire principal owed to the investor. If that happens, a Fund may have to replace the debt obligation by investing the proceeds in a debt obligation with a lower yield. This could reduce the share price and income distributions of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond and Core Plus Bond Funds, which invest in mortgage‑ and asset‑backed debt obligations. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets. Weakening real estate markets may cause default rates to rise, which would result in a decline in the value of mortgage‑backed debt obligations.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Each Municipal Bond Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on each Municipal Bond Fund’s share price.

The repayment of principal and interest on some of the municipal obligations in which the Municipal Bond Funds may invest may be guaranteed or insured by a monoline insurance company. The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the obligation. Certain monoline insurers have suffered losses from insuring structured products and other obligations backed by residential mortgages. If a company insuring municipal obligations in which a Fund invests experiences financial difficulties, the credit rating and price of the obligation may deteriorate.

Municipal Housing Bonds Risks – applies to the Municipal Bond Funds
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality. Certain factors, including changes in national and state policies relating to payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers, may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks – applies to the Municipal Bond Funds
The Municipal Bond Funds may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and a Fund might not recover the full principal amount of the obligation.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off more slowly than originally anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes. For example, rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage‑backed debt obligations. This could lengthen the duration of the debt obligation, making its price more sensitive to interest rate changes.

Government Obligations Risks – applies to all Funds except the Municipal Bond Funds
The Funds may invest in debt obligations issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities. However, no assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law. For instance, debt obligations issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States.

The total public debt of the United States as a percentage of gross domestic product (GDP) has grown rapidly in recent years and is projected to increase in the coming years. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. Uncertainty regarding future statutory debt limit negotiations may negatively impact the U.S. long‑term sovereign credit rating and contribute to market volatility. A high federal deficit may contribute to higher interest rates and negatively impact economic growth.

Zero Coupon Bonds Risk — applies to the Municipal Bond Funds
As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds. Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall. In addition, while zero coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks — applies to the Municipal Bond Funds
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.

U.S. Treasury Futures Contracts Risk – Strategic Municipal Bond Fund
Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts may result in a substantial loss in a short period. The loss may be potentially unlimited and may be more than the original investment. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Advisor incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the value of a Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

Tax Risks — applies to the Municipal Bond Funds
Municipal obligations may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Funds’ ability to acquire and dispose of municipal obligations at desirable yield and price levels. In addition, interest earned on certain municipal obligations may be a preference item subject to the federal alternative minimum tax (“AMT”) for non-corporate shareholders.

Investment in federally tax‑exempt securities poses additional risks. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a particular obligation is tax‑exempt, and accordingly, purchases of these obligations are based on the opinion of bond counsel to the issuers at the time of issuance. The Municipal Bond Funds and the Advisor rely on these opinions and will not review the basis for them.

Liquidity Risks
Liquidity risk is the risk that certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds. The liquidity of a particular debt obligation depends on the strength of demand for the debt obligation, which is generally related to the willingness of broker‑dealers to make a market for the debt obligation as well as the interest of other investors to buy the debt obligation. During significant economic and market downturns and periods in which financial services firms are unable to commit capital to make a market in, or otherwise buy, certain debt obligations, the Funds may experience challenges in selling such debt obligations at optimal prices.

Foreign Securities Risks – applies to all Funds except the Municipal Bond Funds
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.

Valuation Risks
The securities held by the Funds are generally priced using prices provided by primary or alternative pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. Pricing service prices for debt obligations are based on various market inputs such as benchmark yields, reported trades, broker‑dealer quotes, issuer spreads, two‑sided markets, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events. For mortgage‑ and asset‑backed securities, the pricing service also reviews collateral performance data. The prices provided by the primary pricing service, alternative pricing services or dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services, or the fair values determined by the valuation committee, may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, a Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted.

Recent Market Events
Russia’s invasion of Ukraine has heightened global geopolitical tensions, resulting in an elevated risk environment and increased volatility in asset prices. The uncertain course of the conflict, including the impact of sanctions on Russia and the possibility for escalation of military action, may have a significant negative impact on the global economy and asset prices.

Measures of inflation have increased to levels not experienced in forty years. As a result, the Federal Reserve discontinued the characterization of the higher inflation readings as transitory and has indicated that steps intended to reduce inflation, including raising interest rates and reducing their balance sheet are likely in 2022. Uncertainty regarding the speed and magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation without causing a recession may negatively impact asset prices and increase market volatility.

The ongoing coronavirus (COVID-19) pandemic presents global health concerns and a continued risk to the global economy. Efforts to limit the spread of the coronavirus (COVID-19) in recent years have included travel restrictions and business shutdowns. U.S. and international markets have experienced periods of significant volatility because of the pandemic. Coronavirus (COVID-19) and related public health issues, and the measures taken to limit the spread of the coronavirus (COVID-19), may continue to negatively impact global economic growth and asset prices.

The U.S. will hold a mid-term election later in 2022. The financial markets may experience periods of heightened volatility as investors assess the impact of the election outcome and potential policy changes.

It is possible that these or other geopolitical events could have an adverse effect on a Fund’s performance.

The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of a Fund set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of a Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•Want to earn income on investments generally considered more stable than stocks;
•    Are looking for a fixed‑income component to their portfolio; and
•    Are willing to assume the risk of investing in fixed‑income debt obligations.

The Funds, other than the Ultra Short Bond Fund, may be appropriate for investors who:

•    Wish to invest for the long‑term; and
•    Have long‑term goals such as planning for retirement.

The Municipal Bond Funds may be appropriate for investors who are looking for income that is exempt from federal income tax. The Municipal Bond Funds are not appropriate investments for tax‑deferred retirement accounts, such as 401(k) plans and individual retirement accounts (“IRAs”), because their returns before taxes are generally lower than those of taxable funds.

Before investing in a Fund, you should carefully consider:

•Your investment goals;
•The amount of time you are willing to leave your money invested; and
•The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for the day‑to‑day management of the Funds in accordance with each Fund’s respective investment objective and policies. This includes making investment decisions, and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives an annual fee of 0.25% of each Fund’s average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2021, the Advisor was paid a net annual fee equal to 0.25% of the average daily net assets of each Fund other than the Ultra Short Bond Fund.

The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Ultra Short Bond Fund until April 30, 2023. The agreement may only be terminated prior to the end of this term by or with the consent of the Board. As a result of the contractual waiver, for the fiscal year ended December 31, 2021, the Advisor was paid a net annual advisory fee equal to 0.10% of the Ultra Short Bond Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Funds is available in the Funds’ 2021 annual report.

Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee at an annual rate of 0.05% of its average daily net assets to serve as administrator. As administrator, the Advisor assumes and pays all third party service provider fees, director fees and most other expenses of each Fund, excluding management fees, Rule 12b-1 fees and other excluded expenses, such as borrowing costs, transaction fees and extraordinary expenses.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of December 31, 2021, the Advisor had approximately $204.7 billion in assets under discretionary management.

The Investment Management Team

Mary Ellen Stanek, Charles B. Groeschell, Warren D. Pierson, M. Sharon deGuzman, Meghan H. Dean, Jeffrey L. Schrom, Jay E. Schwister, Patrick W. Brown, Andrew J. O’Connell and Abhishek Pulakanti are the members of the Advisor’s investment management team who manage the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund’s investments. Duane A. McAllister, Lyle J. Fitterer, Erik R. Schleicher, Joseph J. Czechowicz and Gabe G. Diederich are the members of the Advisor’s investment management team who manage the Short Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund’s investments. All team members are equally responsible for the day‑to‑day management of the Funds and work together to develop investment strategies and select securities for the Funds. The investment management team is supported by a staff of research analysts, traders and other investment professionals.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Mary Ellen Stanek, CFA
Mary Ellen is a Managing Director and Co-Chief Investment Officer of the Advisor. She also serves as Co-Chief Investment Officer of Baird Advisors, a department of the Advisor. Mary Ellen oversees the entire investment management team. She has over 42 years of investment experience managing various types of fixed income portfolios. Mary Ellen joined Baird Advisors in March 2000 and previously served as sole Chief Investment Officer until October 2021. Prior to joining Baird Advisors, Mary Ellen was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998. Mary Ellen also served as President of Firstar Funds, Inc. from December 1998 to March 2000. Mary Ellen obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin‑Milwaukee. She earned the Chartered Financial Analyst designation in 1983. Mary Ellen is a member of the CFA Institute and the CFA Society Milwaukee.

Warren D. Pierson, CFA
Warren is a Managing Director and Co-Chief Investment Officer of the Advisor. He also serves as Co-Chief Investment Officer of Baird Advisors. He has over 36 years of investment experience managing taxable and tax‑exempt fixed income portfolios. Warren joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Warren was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Warren managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Warren received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Warren is a member of the CFA Institute and is a member and past President of the CFA Society Milwaukee.

Charles B. Groeschell
Charlie is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 41 years of investment experience managing various types of fixed income portfolios. Charlie joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Charlie was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships. Charlie received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin‑Milwaukee.

Jay E. Schwister, CFA
Jay is a Managing Director and Senior Portfolio Manager of the Advisor. As a member of the investment management team, Jay serves as Director of Research. He has over 37 years of investment experience managing a broad range of fixed income portfolios. Jay joined Baird Advisors in December 2004. Prior to joining Baird Advisors, Jay was a Senior Vice President and Senior Portfolio Manager with Putnam Investments in Boston responsible for strategy formulation and portfolio construction across a wide variety of multi-sector fixed income mandates. Jay obtained his undergraduate degree from Marquette University and earned the Chartered Financial Analyst designation in 1987. He is currently a member of the CFA Institute and the CFA Society Milwaukee.

M. Sharon deGuzman
Sharon is a Managing Director and Senior Portfolio Manager of the Advisor. She has over 31 years of investment experience managing taxable and tax‑exempt fixed income portfolios. Sharon joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Sharon was employed by FIRMCO where she served as an Assistant Vice President and Portfolio Manager from November 1998 to February 2000, a Portfolio Manager from November 1996 to November 1998, and a Fixed Income Analyst from November 1995 to November 1996. Sharon performed quantitative fixed income analysis and portfolio management while at FIRMCO. She received her undergraduate degree from Eastern Illinois University. She is a member of the CFA Institute and the CFA Society Milwaukee.

Jeffrey L. Schrom, CFA
Jeff is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 27 years of investment experience managing a broad range of fixed income portfolios. Jeff joined Baird Advisors in January 2002. Prior to joining Baird Advisors, he was the Director of Corporate Bonds at Clarica Life Insurance and began his career as an auditor at the Chicago Board of Trade. He plays a lead role in overseeing credit research as well as developing and implementing investment strategies in the credit sector. Jeff obtained his undergraduate degree from Carroll University and his M.S. in Finance from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 1998. He is currently a member of the CFA Institute and the CFA Society Milwaukee.

Meghan H. Dean, CFA
Meg is a Managing Director and Senior Portfolio Manager of the Advisor. She has over 22 years of investment experience managing a broad range of fixed income portfolios. Meg joined Baird Advisors in February 2000 from FIRMCO. Prior to rejoining Baird Advisors in 2007, she was a Vice President and Portfolio Manager with Deerfield Capital Management in Chicago where she was a member of the asset-backed securities team.  She plays a lead role in research and strategy development in the mortgage and asset-backed sectors. Meg obtained her undergraduate degree from Boston College, and earned the Chartered Financial Analyst designation in 2005. She is currently a member of the CFA Institute and the CFA Society Milwaukee.

Patrick W. Brown, CFA
Pat is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 19 years of experience and co-leads research and strategy development in the mortgage and asset-backed sectors. Pat obtained his undergraduate degree in Finance and his MS in Applied Economics from Marquette University. He earned the Chartered Financial Analyst designation in 2006 and is a member of the CFA Institute and the CFA Society of Milwaukee. Pat joined Baird Advisors in October 2014. Prior to joining Baird Advisors, Pat was a Senior Vice President at Citigroup Global Markets Inc. covering institutional fixed income accounts, where he focused on research and relative value analysis within securitized products and investment grade credit.

Andrew J. O'Connell, CFA
Andy is a Managing Director and Senior Investment Analyst of the Advisor. He has 15 years of experience. He focuses on research and analysis in investment-grade and high-yield corporate credits. Andy obtained his undergraduate degree from Marquette University, where he was a graduate of the Applied Investment Management program. He earned the Chartered Financial Analyst designation in 2012 and is a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, Andy performed credit research at M&I Investment Management.

Abhishek Pulakanti, CFA
Abhi is a Managing Director and Senior Investment Analyst of the Advisor. He has 14 years of experience. He focuses on research and analysis in investment-grade and high-yield corporate credits. Abhi obtained his undergraduate degree in Computer Science from Vasavi College of Engineering and his Master’s in Computer Science and MBA in Finance from Sam Houston State University. He earned the Financial Risk Manager (FRM) designation in 2010 and the Chartered Financial Analyst designation in 2014. Abhi is a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors, he was an Assistant Vice President and Fixed Income Analyst at BMO Global Asset Management.

Duane A. McAllister, CFA
Duane is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 35 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. He plays a co-lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Duane received his undergraduate degree from Northern Illinois University and was awarded the Chartered Financial Analyst designation in 1991. Duane is currently a member of the CFA Institute and is an active member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Duane was a Managing Director and Senior Portfolio Manager at BMO Global Asset Management where he was the lead portfolio manager for tax-free fixed income strategies.

Lyle J. Fitterer, CFA
Lyle is a Managing Director and Senior Portfolio Manager of the Advisor. He has over 32 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. He plays a co-lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Prior to joining Baird Advisors in August 2019, Lyle served as the co-head of Global Fixed Income and the head of the Municipal Fixed Income team at Wells Fargo Asset Management (WFAM) from September 2017 to June 2019. From May 1989 to August 2017, Lyle held various roles at WFAM and its predecessor firm (Strong Capital Management) including Head of the Municipal Fixed Income team, Senior Portfolio Manager and Research Analyst with the Strong Taxable Fixed Income team and Managing Director of Strong’s Institutional Client Services team. Lyle is currently a member of the CFA Institute and the CFA Society Milwaukee.

Erik R. Schleicher, CFA
Erik is a Senior Vice President and Portfolio Manager of the Advisor. He has over 17 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Erik received his undergraduate degree from the University of Wisconsin-Oshkosh and his MBA from the University of Wisconsin-Milwaukee. Erik received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Erik was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.
Joseph J. Czechowicz, CFA
Joe is a Senior Vice President and Portfolio Manager of the Advisor. He has over 15 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Joe received his undergraduate degree from the University of Wisconsin-Parkside and his MBA with a concentration in applied security analysis from the University of Wisconsin-Madison.  Joe received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Joe was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

Gabe G. Diederich, CFA
Gabe is a Senior Vice President and Portfolio Manager of the Advisor. He has 19 years of experience. His responsibilities include helping to set and implement investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Gabe received his bachelor’s degree with distinction from the University of Wisconsin at Madison School of Business and his MBA from Marquette University magna cum laude. He earned the Chartered Financial Analyst designation in 2012 and is active in the CFA Society of Milwaukee. Gabe is a member of the National Federation of Municipal Analysts (NFMA) and the Chicago Municipal Analysts Society. Prior to joining Baird Advisors, Gabe spent 17 years at Wells Fargo Asset Management (WFAM) and its predecessor firm, Strong Capital Management. At WFAM, Gabe was a municipal portfolio manager working on over $40 billion in client municipal assets including mutual funds and institutional separate accounts.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years or the life of the Fund, as indicated in the tables below. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). Information in the table for the fiscal years or periods ended December 31, 2021, 2020, 2019, 2018 and 2017 has been audited by Cohen & Company, Ltd., whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

Baird Ultra Short Bond Fund – Institutional Class

	Year Ended December 31,
	2021		2020		2019		2018	2017
Per Share Data:
Net asset value, beginning of year	$10.08		$10.06		$10.01		$10.03	$10.03
Income from investment operations:
Net investment income(1)	0.04		0.12		0.26		0.23	0.13
Net realized and unrealized gains (losses) on investments	(0.02)		0.05	(2)	0.05		(0.04)	0.00	(2)(3)
Total from investment operations	0.02		0.17		0.31		0.19	0.13
Less distributions:
Distributions from net investment income	(0.05)		(0.14)		(0.26)		(0.21)	(0.13)
Distributions from net realized gains	(0.00)	(3)	(0.01)		(0.00)	(3)	—	—
Total distributions	(0.05)		(0.15)		(0.26)		(0.21)	(0.13)
Net asset value, end of year	$10.05		$10.08		$10.06		$10.01	$10.03
Total return	0.20%		1.66%		3.11%		1.95%	1.30%
Supplemental data and ratios:
Net assets, end of year (millions)	$6,889.5		$4,456.4		$1,701.0		$1,031.5	$532.0
Ratio of expenses to average net assets	0.15%		0.15%		0.15%		0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%		0.30%		0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	0.38%		1.24%		2.61%		2.24%	1.31%
Ratio of net investment income to average net assets (before waivers)	0.23%		1.09%		2.46%		2.09%	1.16%
Portfolio turnover rate(4)	96%		92%		70%		66%	83%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Ultra Short Bond Fund – Investor Class

	Year Ended December 31,
	2021		2020		2019		2018	2017
Per Share Data:
Net asset value, beginning of year	$10.10		$10.05		$10.00		$10.03	$10.03
Income from investment operations:
Net investment income(1)	0.01		0.10		0.24		0.20	0.11
Net realized and unrealized gains (losses) on investments	(0.01)		0.07	(2)	0.04		(0.04)	(0.01)
Total from investment operations	—		0.17		0.28		0.16	0.10
Less distributions:
Distributions from net investment income	(0.03)		(0.11)		(0.23)		(0.19)	(0.10)
Distributions from net realized gains	(0.00)	(3)	(0.01)		(0.00)	(3)	—	—
Total distributions	(0.03)		(0.12)		(0.23)		(0.19)	(0.10)
Net asset value, end of year	$10.07		$10.10		$10.05		$10.00	$10.03
Total return	(0.05)%		1.66%		2.87%		1.60%	1.05%
Supplemental data and ratios:
Net assets, end of year (millions)	$164.2		$122.7		$32.5		$15.6	$7.6
Ratio of expenses to average net assets	0.40%		0.40%		0.40%		0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%		0.55%		0.55%		0.55%	0.55%
Ratio of net investment income to average net assets	0.13%		0.99%		2.36%		1.99%	1.06%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.02)%		0.84%		2.21%		1.84%	0.91%
Portfolio turnover rate(4)	96%		92%		70%		66%	83%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Bond Fund – Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$9.92	$9.77	$9.57	$9.64	$9.66
Income from investment operations:
Net investment income(1)	0.10	0.18	0.24	0.21	0.17
Net realized and unrealized gains (losses) on investments	(0.14)	0.23	0.20	(0.07)	(0.02)
Total from investment operations	(0.04)	0.41	0.44	0.14	0.15
Less distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.24)	(0.21)	(0.17)
Distributions from net realized gains	(0.03)	(0.07)	—	—	(0.00)	(2)
Total distributions	(0.14)	(0.26)	(0.24)	(0.21)	(0.17)
Net asset value, end of year	$9.74	$9.92	$9.77	$9.57	$9.64
Total return	(0.42)%	4.23%	4.68%	1.49%	1.53%
Supplemental data and ratios:
Net assets, end of year (millions)	$10,486.4	$8,790.5	$6,469.1	$5,596.2	$5,399.7
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.05%	1.87%	2.50%	2.21%	1.73%
Portfolio turnover rate(3)	67%	64%	64%	58%	55%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Bond Fund – Investor Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$9.91	$9.77	$9.57	$9.64	$9.66
Income from investment operations:
Net investment income(1)	0.08	0.16	0.22	0.19	0.14
Net realized and unrealized gains (losses) on investments	(0.13)	0.21	0.20	(0.07)	(0.02)
Total from investment operations	(0.05)	0.37	0.42	0.12	0.12
Less distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.22)	(0.19)	(0.14)
Distributions from net realized gains	(0.03)	(0.07)	—	—	(0.00)	(2)
Total distributions	(0.12)	(0.23)	(0.22)	(0.19)	(0.14)
Net asset value, end of year	$9.74	$9.91	$9.77	$9.57	$9.64
Total return	(0.57)%	3.86%	4.42%	1.24%	1.28%
Supplemental data and ratios:
Net assets, end of year (millions)	$252.5	$192.7	$182.4	$145.0	$134.9
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.80%	1.62%	2.25%	1.96%	1.48%
Portfolio turnover rate(3)	67%	64%	64%	58%	55%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Intermediate Bond Fund – Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$11.69	$11.27	$10.80	$11.01	$10.97
Income from investment operations:
Net investment income(1)	0.18	0.25	0.29	0.27	0.26
Net realized and unrealized gains (losses) on investments	(0.34)	0.58	0.46	(0.21)	0.04
Total from investment operations	(0.16)	0.83	0.75	0.06	0.30
Less distributions:
Distributions from net investment income	(0.18)	(0.25)	(0.28)	(0.27)	(0.26)
Distributions from net realized gains	(0.08)	(0.16)	—	—	(0.00)	(2)
Total distributions	(0.26)	(0.41)	(0.28)	(0.27)	(0.26)
Net asset value, end of year	$11.27	$11.69	$11.27	$10.80	$11.01
Total return	(1.41)%	7.42%	7.05%	0.58%	2.74%
Supplemental data and ratios:
Net assets, end of year (millions)	$6,639.0	$5,264.4	$4,342.1	$3,264.9	$2,902.0
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.54%	2.17%	2.57%	2.51%	2.32%
Portfolio turnover rate(3)	51%	37%	26%	32%	31%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Intermediate Bond Fund – Investor Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.26	$11.80	$11.29	$11.50	$11.44
Income from investment operations:
Net investment income(1)	0.16	0.23	0.27	0.25	0.24
Net realized and unrealized gains (losses) on investments	(0.36)	0.61	0.50	(0.22)	0.04
Total from investment operations	(0.20)	0.84	0.77	0.03	0.28
Less distributions:
Distributions from net investment income	(0.15)	(0.22)	(0.26)	(0.24)	(0.22)
Distributions from net realized gains	(0.08)	(0.16)	—	—	(0.00)	(2)
Total distributions	(0.23)	(0.38)	(0.26)	(0.24)	(0.22)
Net asset value, end of year	$11.83	$12.26	$11.80	$11.29	$11.50
Total return	(1.68)%	7.16%	6.83%	0.30%	2.53%
Supplemental data and ratios:
Net assets, end of year (millions)	$42.2	$55.2	$52.2	$47.3	$53.9
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.29%	1.92%	2.32%	2.26%	2.07%
Portfolio turnover rate(3)	51%	37%	26%	32%	31%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Aggregate Bond Fund – Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$11.77	$11.21	$10.53	$10.87	$10.70
Income from investment operations:
Net investment income(1)	0.19	0.25	0.30	0.29	0.26
Net realized and unrealized gains (losses) on investments	(0.36)	0.71	0.69	(0.33)	0.19
Total from investment operations	(0.17)	0.96	0.99	(0.04)	0.45
Less distributions:
Distributions from net investment income	(0.22)	(0.27)	(0.31)	(0.30)	(0.28)
Distributions from net realized gains	(0.01)	(0.13)	—	—	—
Total distributions	(0.23)	(0.40)	(0.31)	(0.30)	(0.28)
Net asset value, end of year	$11.37	$11.77	$11.21	$10.53	$10.87
Total return	(1.46)%	8.63%	9.48%	(0.30)%	4.20%
Supplemental data and ratios:
Net assets, end of year (millions)	$39,050.1	$31,874.6	$21,857.4	$14,897.5	$13,582.8
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.66%	2.13%	2.74%	2.77%	2.40%
Portfolio turnover rate(2)	39%	35%	31%	24%	28%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Aggregate Bond Fund – Investor Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.20	$11.60	$10.89	$11.23	$11.05
Income from investment operations:
Net investment income(1)	0.17	0.23	0.28	0.27	0.24
Net realized and unrealized gains (losses) on investments	(0.38)	0.74	0.71	(0.33)	0.19
Total from investment operations	(0.21)	0.97	0.99	(0.06)	0.43
Less distributions:
Distributions from net investment income	(0.19)	(0.24)	(0.28)	(0.28)	(0.25)
Distributions from net realized gains	(0.01)	(0.13)	—	—	—
Total distributions	(0.20)	(0.37)	(0.28)	(0.28)	(0.25)
Net asset value, end of year	$11.79	$12.20	$11.60	$10.89	$11.23
Total return	(1.74)%	8.42%	9.17%	(0.54)%	3.90%
Supplemental data and ratios:
Net assets, end of year (millions)	$904.3	$1,029.0	$786.4	$718.2	$825.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.41%	1.88%	2.49%	2.52%	2.15%
Portfolio turnover rate(2)	39%	35%	31%	24%	28%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Plus Bond Fund – Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.14	$11.56	$10.82	$11.22	$11.03
Income from investment operations:
Net investment income(1)	0.26	0.29	0.33	0.33	0.30
Net realized and unrealized gains (losses) on investments	(0.38)	0.72	0.75	(0.39)	0.21
Total from investment operations	(0.12)	1.01	1.08	(0.06)	0.51
Less distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.34)	(0.34)	(0.32)
Distributions from net realized gains	(0.07)	(0.12)	—	—	—
Total distributions	(0.35)	(0.43)	(0.34)	(0.34)	(0.32)
Net asset value, end of year	$11.67	$12.14	$11.56	$10.82	$11.22
Total return	(1.02)%	8.80%	10.11%	(0.51)%	4.65%
Supplemental data and ratios:
Net assets, end of year (millions)	$27,654.9	$26,805.5	$21,424.9	$15,635.3	$13,920.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.16%	2.46%	2.95%	3.01%	2.68%
Portfolio turnover rate(2)	45%	33%	26%	26%	30%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Plus Bond Fund – Investor Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.68	$12.05	$11.28	$11.68	$11.46
Income from investment operations:
Net investment income(1)	0.24	0.28	0.32	0.31	0.28
Net realized and unrealized gains (losses) on investments	(0.39)	0.74	0.76	(0.40)	0.23
Total from investment operations	(0.15)	1.02	1.08	(0.09)	0.51
Less distributions:
Distributions from net investment income	(0.25)	(0.28)	(0.31)	(0.31)	(0.29)
Distributions from net realized gains	(0.07)	(0.11)	—	—	—
Total distributions	(0.32)	(0.39)	(0.31)	(0.31)	(0.29)
Net asset value, end of year	$12.21	$12.68	$12.05	$11.28	$11.68
Total return	(1.23)%	8.58%	9.69%	(0.74)%	4.47%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,612.2	$2,684.3	$2,500.0	$2,171.0	$2,431.0
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.91%	2.21%	2.70%	2.76%	2.43%
Portfolio turnover rate(2)	45%	33%	26%	26%	30%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of year	$10.43		$10.26	$10.06	$10.08		$9.97
Income from investment operations:
Net investment income(1)	0.12		0.17	0.20	0.20		0.18
Net realized and unrealized gains (losses) on investments	(0.04)		0.16	0.20	(0.03)		0.10
Total from investment operations	0.08		0.33	0.40	0.17		0.28
Less distributions:
Distributions from net investment income	(0.12)		(0.16)	(0.20)	(0.19)		(0.17)
Distributions from net realized gains	(0.00)	(2)	—	—	(0.00)	(2)	(0.00)	(2)
Total distributions	(0.12)		(0.16)	(0.20)	(0.19)		(0.17)
Net asset value, end of year	$10.39		$10.43	$10.26	$10.06		$10.08
Total return	0.74%		3.25%	3.96%	1.75%		2.84%
Supplemental data and ratios:
Net assets, end of year (millions)	$2,190.2		$1,520.0	$926.1	$281.2		$120.9
Ratio of expenses to average net assets	0.30%		0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	1.10%		1.61%	1.96%	2.03%		1.74%
Portfolio turnover rate(3)	44%		32%	34%	107%		54%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2021		2020	2019	2018		2017
Per Share Data:
Net asset value, beginning of year	$10.41		$10.25	$10.04	$10.06		$9.96
Income from investment operations:
Net investment income(1)	0.09		0.14	0.17	0.18		0.15
Net realized and unrealized gains (losses) on investments	(0.03)		0.15	0.21	(0.03)		0.09
Total from investment operations	0.06		0.29	0.38	0.15		0.24
Less distributions:
Distributions from net investment income	(0.09)		(0.13)	(0.17)	(0.17)		(0.14)
Distributions from net realized gains	(0.00)	(2)	—	—	(0.00)	(2)	(0.00)	(2)
Total distributions	(0.09)		(0.13)	(0.17)	(0.17)		(0.14)
Net asset value, end of year	$10.38		$10.41	$10.25	$10.04		$10.06
Total return	0.59%		2.90%	3.81%	1.52%		2.45%
Supplemental data and ratios:
Net assets, end of year (millions)	$110.4		$92.2	$89.6	$64.0		$4.9
Ratio of expenses to average net assets	0.55%		0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	0.85%		1.36%	1.71%	1.78%		1.49%
Portfolio turnover rate(3)	44%		32%	34%	107%		54%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Strategic Municipal Bond Fund – Institutional Class

	Year Ended		Period Ended
	December 31,		December 31,
	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.11	0.18	0.02
Net realized and unrealized gains on investments	0.14	0.66	0.07
Total from investment operations	0.25	0.84	0.09
Less distributions:
Distributions from net investment income	(0.12)	(0.17)	(0.02)
Distributions from net realized gains	(0.06)	(0.07)	—
Total distributions	(0.18)	(0.24)	(0.02)
Net asset value, end of period	$10.74	$10.67	$10.07
Total return	2.26%	8.39%	0.88%	(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$345.0	$164.3	$12.0
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	(4)
Ratio of net investment income to average net assets	1.07%	1.72%	1.60%	(4)
Portfolio turnover rate(5)	55%	119%	47%	(3)
(1)Inception was close of business on November 15, 2019.
(2)Calculated using average shares outstanding during the period.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Strategic Municipal Bond Fund – Investor Class

	Year Ended		Period Ended
	December 31,		December 31,
	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67	$10.07	$10.00
Income from investment operations:
Net investment income(2)	0.09	0.15	0.02
Net realized and unrealized gains on investments	0.13	0.67	0.06
Total from investment operations	0.22	0.82	0.08
Less distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.01)
Distributions from net realized gains	(0.06)	(0.07)	—
Total distributions	(0.15)	(0.22)	(0.01)
Net asset value, end of period	$10.74	$10.67	$10.07
Total return	2.00%	8.13%	0.85%	(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$8,262.3	$6,976.1	$27.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	(4)
Ratio of net investment income to average net assets	0.82%	1.47%	1.35%	(4)
Portfolio turnover rate(5)	55%	119%	47%	(3)
(1)Inception was close of business on November 15, 2019.
(2)Calculated using average shares outstanding during the period.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.03	$11.75	$11.38	$11.52	$11.43
Income from investment operations:
Net investment income(1)	0.21	0.24	0.27	0.27	0.27
Net realized and unrealized gains (losses) on investments	(0.17)	0.28	0.37	(0.14)	0.09
Total from investment operations	0.04	0.52	0.64	0.13	0.36
Less distributions:
Distributions from net investment income	(0.22)	(0.24)	(0.27)	(0.27)	(0.27)
Distributions from return of capital	—	—	—	—	(0.00)	(2)
Total distributions	(0.22)	(0.24)	(0.27)	(0.27)	(0.27)
Net asset value, end of year	$11.85	$12.03	$11.75	$11.38	$11.52
Total return	0.27%	4.43%	5.65%	1.19%	3.12%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,526.2	$1,449.2	$1,257.4	$1,009.2	$1,044.1
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.75%	2.03%	2.30%	2.39%	2.29%
Portfolio turnover rate(3)	18%	15%	20%	40%	31%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$12.34	$12.04	$11.66	$11.80	$11.69
Income from investment operations:
Net investment income(1)	0.18	0.22	0.24	0.25	0.24
Net realized and unrealized gains (losses) on investments	(0.18)	0.29	0.38	(0.15)	0.11
Total from investment operations	—	0.51	0.62	0.10	0.35
Less distributions:
Distributions from net investment income	(0.18)	(0.21)	(0.24)	(0.24)	(0.24)
Distributions from return of capital	—	—	—	—	(0.00)	(2)
Total distributions	(0.18)	(0.21)	(0.24)	(0.24)	(0.24)
Net asset value, end of year	$12.16	$12.34	$12.04	$11.66	$11.80
Total return	0.02%	4.23%	5.33%	0.90%	2.97%
Supplemental data and ratios:
Net assets, end of year (millions)	$59.2	$52.4	$85.1	$110.8	$107.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.50%	1.78%	2.05%	2.14%	2.00%
Portfolio turnover rate(3)	18%	15%	20%	40%	31%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2021		2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$10.96		$10.65	$10.22	$10.32	$10.01
Income from investment operations:
Net investment income(1)	0.16		0.23	0.25	0.23	0.21
Net realized and unrealized gains (losses) on investments	0.02	(2)	0.33	0.43	(0.10)	0.30
Total from investment operations	0.18		0.56	0.68	0.13	0.51
Less distributions:
Distributions from net investment income	(0.17)		(0.22)	(0.24)	(0.23)	(0.20)
Distributions from net realized gains	(0.01)		(0.03)	(0.01)	—	—
Total distributions	(0.18)		(0.25)	(0.25)	(0.23)	(0.20)
Net asset value, end of year	$10.96		$10.96	$10.65	$10.22	$10.32
Total return	1.60%		5.26%	6.75%	1.30%	5.15%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,531.2		$842.2	$535.5	$378.1	$234.8
Ratio of expenses to average net assets	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.47%		2.09%	2.36%	2.30%	2.04%
Portfolio turnover rate(3)	31%		35%	38%	70%	66%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Intermediate Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2021		2020	2019	2018	2017
Per Share Data:
Net asset value, beginning of year	$10.95		$10.64	$10.22	$10.32	$10.00
Income from investment operations:
Net investment income(1)	0.13		0.20	0.22	0.21	0.18
Net realized and unrealized gains (losses) on investments	0.03	(2)	0.33	0.43	(0.11)	0.32
Total from investment operations	0.16		0.53	0.65	0.10	0.50
Less distributions:
Distributions from net investment income	(0.14)		(0.19)	(0.22)	(0.20)	(0.18)
Distributions from net realized gains	(0.01)		(0.03)	(0.01)	—	—
Total distributions	(0.15)		(0.22)	(0.23)	(0.20)	(0.18)
Net asset value, end of year	$10.96		$10.95	$10.64	$10.22	$10.32
Total return	1.44%		5.01%	6.40%	1.05%	5.00%
Supplemental data and ratios:
Net assets, end of year (millions)	$42.5		$22.3	$5.9	$2.0	$1.7
Ratio of expenses to average net assets	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.22%		1.84%	2.11%	2.05%	1.79%
Portfolio turnover rate(3)	31%		35%	38%	70%	66%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Municipal Bond Fund – Institutional Class

	Year Ended		Period Ended
	December 31,		December 31,
	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.67	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.20	0.23	0.02
Net realized and unrealized gains on investments	0.17	0.76	0.10
Total from investment operations	0.37	0.99	0.12
Less distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.02)
Distributions from net realized gains	(0.08)	(0.21)	—
Total distributions	(0.28)	(0.42)	(0.02)
Net asset value, end of period	$10.76	$10.67	$10.10
Total return	3.46%	9.95%	1.19%	(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$34.5	$20.3	$7.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	(4)
Ratio of net investment income to average net assets	1.83%	2.20%	1.69%	(4)
Portfolio turnover rate(5)	38%	124%	46%	(3)
(1)Inception was close of business on November 15, 2019.
(2)Calculated using average shares outstanding during the period.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Municipal Bond Fund – Investor Class

	Year Ended		Period Ended
	December 31,		December 31,
	2021	2020	2019(1)
Per Share Data:
Net asset value, beginning of period	$10.66	$10.10	$10.00
Income from investment operations:
Net investment income(2)	0.17	0.21	0.02
Net realized and unrealized gains on investments	0.16	0.75	0.10
Total from investment operations	0.33	0.96	0.12
Less distributions:
Distributions from net investment income	(0.17)	(0.19)	(0.02)
Distributions from net realized gains	(0.08)	(0.21)	—
Total distributions	(0.25)	(0.40)	(0.02)
Net asset value, end of period	$10.74	$10.66	$10.10
Total return	3.12%	9.58%	1.16%	(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$3,193.3	$1,624.8	$29.1
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	(4)
Ratio of net investment income to average net assets	1.58%	1.95%	1.44%	(4)
Portfolio turnover rate(5)	38%	124%	46%	(3)
(1)Inception was close of business on November 15, 2019.
(2)Calculated using average shares outstanding during the period.
(3)Not annualized.
(4)Annualized.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) of shares of the Funds and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b‑1 Plan
The Funds have adopted a distribution and shareholder service plan on behalf of Investor Class shares and pursuant to Rule 12b‑1 under the 1940 Act (the “Rule 12b‑1 Plan”). Under the Rule 12b‑1 Plan, Investor Class shares of the Funds pay the Distributor a fee at an annual rate of 0.25% of their respective average daily net asset value. The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, and printing and mailing sales literature and advertising. Because 12b‑1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies. These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment. These payments are only made for sales to non-ERISA institutional accounts. The Distributor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, hold shares of the Funds for their clients through omnibus or networked accounts. The Funds, and/or the Distributor, on behalf of the Funds, retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds. The Advisor or the

Distributor pays certain financial intermediaries for performing such services. All such payments are made from the Advisor’s or the Distributor’s own resources and will not increase costs to the Funds. The Advisor and the Distributor also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares. From time to time, the Advisor or the Distributor pay those financial intermediaries for the provision of those services. Any such payments will be made from the Advisor’s or the Distributor’s own resources and will not increase costs to the Funds. These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.

The payments made to these financial intermediaries vary based on a number of factors, including the types of services provided and amount of their clients’ assets invested in the Funds and, with respect to marketing support payments, the level of sales activity. These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

Description of Classes

Each Fund offers two classes of shares ‑ Investor Class and Institutional Class. The classes differ with respect to their minimum investments and expenses. Investor Class shares impose a Rule 12b‑1 fee that is assessed against the assets of a Fund attributable to that class. Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares above under “Performance” in the “Summary Section” for each Fund.

The Distributor retains financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker‑dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares. Financial institutions will receive Rule 12b‑1 fees from the Distributor based upon shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National

Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day. If an emergency exists as permitted by the SEC, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV.  The Board has delegated responsibility for daily pricing of the Funds’ investments to the Advisor. The Funds’ accounting agent calculates the daily NAV for each Fund.
Each Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be available from a primary or secondary pricing service or another permitted source, the investment will be priced at its “fair value” as determined by the Valuation Committee of the Advisor, subject to the ultimate supervision of the Board.
Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. If the primary pricing service does not price a particular debt obligation, a Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee.
Shares of mutual funds that are quoted on Nasdaq are generally valued at their last calculated NAV.

If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the ultimate supervision of the Board. The price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ respective NAVs may fluctuate significantly from day to day or from period to period.

The SEC has adopted Rule 2a-5 under the 1940 Act, which, among other things, establishes an updated regulatory framework for registered investment companies’ valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 8, 2022. The Funds and the Advisor are evaluating the impact of Rule 2a-5 on the Funds’ valuation policies.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in‑laws of such employees, directors and officers). It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.

Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans). Also, the minimum initial investment amount for Institutional Class and Investor Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases by health savings plans or made through certain registered investment advisers and qualified third‑party platforms.

In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in this Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-442-2473. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

Timing of Requests

Shares may only be purchased on days when the NYSE is open for business. Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
•The name of the Fund and share class;
•The dollar amount of shares to be purchased;
•Purchase application or investment stub; and
•Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

Receipt of Orders
The Funds may authorize one or more broker‑dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker‑dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti‑money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If you require assistance when completing your application, please call (toll free) 1-866-442-2473.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify the shareholder’s identity, the Fund reserves the right to redeem the shareholder’s account at the current day’s NAV. The shareholder will be notified of a rejected purchase order or account closure within five business days. Any delay in processing a shareholder order will affect the purchase price the shareholder receives for its shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti‑money laundering compliance officer to oversee the implementation of the Company’s Anti‑Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short‑term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long‑term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short‑term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•Monitoring of trade activity; and

•Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction.

In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Additionally, there can be no assurance that the systems and procedures of the Funds, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other regulatory mailings you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll‑free at 1-866-442-2473 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Methods of Buying

	To Open an Account	To Add to an Account
By Telephone	You may not use the telephone purchase option for your initial purchase of a Fund’s shares. However, you may call the Funds (toll‑free) at 1-866-442-2473 to open a new account by requesting an exchange into another Baird Fund. See “Exchanging Shares.”	After your account has been open for seven business days, you may call the Funds (toll‑free) at 1-866-442-2473 to place your order for Fund shares. Money will then be moved from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $100.

	To Open an Account	To Add to an Account
By Mail
Make your check payable to “Baird Funds.” All checks must be in U.S. dollars drawn on a U.S. financial institution. Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds are unable to accept post‑dated checks or any conditional order or payment.
Fill out the Invest by Mail form from your confirmation statement, or indicate the Fund name, your name, address, account number on a separate piece of paper along with your check. Make your check payable to “Baird Funds.” Forward the check and Invest by Mail form or separate letter of instruction to the address below.
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll‑free) 1-866-442-2473 to obtain an account number. Wire funds using the instructions to the right.	Notify the Funds of an incoming wire by calling (toll‑free) 1-866-442-2473. Use the following instructions:
U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112‑952‑137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing. The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

	To Open an Account	To Add to an Account
Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, be sure to include your bank account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.
Call the Funds (toll‑free) at 1-866-442-2473 for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application. Regular automatic investments (minimum of $100) will be taken from your checking or savings account on a monthly basis. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll‑‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201‑0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bank Global Fund Services 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office box or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Selling Shares

Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you did not decline telephone redemption options, call the Funds (toll‑free) at 1-866-442-2473 to place the order. (Note: for security reasons, requests by telephone will be recorded.) Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.
By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed. For IRAs, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan	The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll‑free) at 1-866-442-2473 to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in the Plan, your account balance must be at least $5,000 and the minimum payment you may receive is $50 per period. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.
Note that this Plan may deplete your investment and affect your income or yield.
By a Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time. Shares may be redeemed on days the NYSE is open. The NYSE is closed on most national holidays. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV. Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. You may receive the proceeds in one of three ways:
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
•The name of the Fund;
•The number of shares or the dollar amount of shares to be redeemed;
•Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
•The account number.

•A check mailed to your account’s address. Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request. A redemption request made within 15 days of an address change will require a signature guarantee. Proceeds will be sent to you in this way, unless you request one of the alternatives described below.
•The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre‑authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.
•The proceeds transmitted by wire to a pre‑authorized bank account for a $15 fee. This fee will be deducted from your redemption proceeds for complete and share specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. The fee is paid to the Transfer Agent to cover costs associated with the transfer. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss. This delay will not apply if you purchased your shares via wire payment.

The Funds typically expect they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. The Funds may also meet redemption requests through the use of a line of credit. The Funds may also make redemptions in kind (i.e., payments in portfolio securities rather than cash) to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee, from either a Medallion program member or a non‑Medallion program member, or other acceptable signature verification of each owner is required in the following situations:

•If you are requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and
•For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

The Funds reserve the right to waive any signature requirement at their discretion.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker‑dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

The Funds and/or the Transfer Agent may also require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll‑free) at 1-866-442-2473 before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll‑free) at 1-866-442-2473 before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund. You may also convert Investor Class shares of a Baird Fund to Institutional Class shares of the same Baird Fund if you meet the minimum investment requirements for Institutional Class shares at the time of conversion. Any new account established through an exchange or conversion will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges and conversions will be executed on the basis of the relative NAV of the shares exchanged or converted, as applicable. The exchange and conversion privileges may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

To obtain more information about share class conversions, or to place conversion orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class conversions.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred or other tax-advantaged account such as a 401(k) plan or an IRA. A conversion from Investor Class shares to Institutional Class shares within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Funds (toll‑free) at 1-866-442-2473 to learn more about exchanges, conversions and other Baird Funds.

More Information about Exchange and Conversion Privileges
The Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” Each Fund also reserves the right to terminate the conversion privilege. The Funds may also change or temporarily suspend the exchange and conversion privileges during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•Vary or waive any minimum investment requirement.

•Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•Reject any purchase or the purchase side of an exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•Reinvest a distribution check in your account at a Fund’s then‑current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months. You may change the distribution option on your account at any time by writing or calling the transfer agent. Any request for change should be submitted five days prior to the next distribution.

•Redeem all shares in your account if your balance falls below a Fund’s minimum initial purchase amount for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request in proper form as described in this Prospectus.

•Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•Modify or terminate the exchange privilege after a 60‑day written notice to shareholders.

•Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Funds expect that any redemptions in kind will be made with readily marketable securities. However, shareholders who receive a redemption in kind will bear market risk until they sell the securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The redeeming shareholder will generally receive a pro rata share of each security and cash position held by the distributing Fund (e.g., rounding such security positions to the nearest 100 shares or other appropriate rounding lot method), with adjustments for restricted securities, odd lots or fractional shares, or such other method of redemption that addresses any potential for overreaching or other concerns that underlie Section 17 of the Investment Company Act if applicable. The distributing Fund will distribute cash in lieu of securities held in the Fund not amounting to round lots or other securities not distributed pursuant to the adjustments described above.

•Reject any purchase or redemption request that does not contain all required documentation.

If you did not decline telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (normally, 3:00 p.m. Central time).

Telephone trades must be received by or prior to the close of regular trading on the NYSE (normally, 3:00 p.m. Central time). During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker‑dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker‑dealer or other financial organization for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-877-677-9414 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from a Fund’s net investment income are declared and paid monthly. Net capital gain, if any, is generally distributed annually. It is expected that each Fund’s distributions will be primarily distributions of net investment income.

Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares pay Rule 12b‑1 fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Tax‑Exempt Distributions
The Municipal Bond Funds intend to make distributions of interest earned on qualifying municipal obligations that generate interest that is exempt from the regular federal income tax and the federal AMT. However, each Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or the federal AMT for non-corporate shareholders. Income exempt from federal income tax may be subject to state and local income tax. You may also be subject to tax on distributions of any net capital gain made by the Funds. The federal income tax status of all distributions made by a Fund for the preceding year will be reported annually to shareholders.

Taxable Distributions
Taxable distributions from interest earned on securities held by the Funds and distributions of net capital gain are taxable regardless of whether the distributions are received in cash or reinvested in Fund shares, unless you are a tax‑exempt investor or hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or IRA. Distributions of a Fund’s investment company taxable income (which includes dividends, taxable interest, net short‑term capital gain and net gain from foreign currency transactions), if any, generally are taxable to a Fund’s shareholders as ordinary income. Distributions from these Funds may not be subject to federal income tax if you are a tax‑exempt investor or are investing through a tax‑deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax‑deferred arrangements. A Fund may be required to withhold federal income tax at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your correct Social Security or other applicable taxpayer identification number. You must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application form.

For a non‑corporate shareholder, distributions of a Fund’s net capital gain (the excess of net long‑term capital gain over net short‑term capital loss) will generally be taxable as long‑term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

Any distribution declared by a Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such distribution may nevertheless be taxable to them.

Certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income (which excludes tax‑exempt distributions from the Municipal Bond Funds), net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions (except for tax‑exempt distributions made by the Municipal Bond Funds) are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this NII tax.

The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually. Distributions made by the Funds (including the Municipal Bond Funds) may also be subject to state and local taxes. Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the rate of federal income tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long‑term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short‑term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long‑term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. For shareholders of the Municipal Bond Funds, any loss arising from the sale, exchange or redemption of shares held for six months or less will be disallowed to the extent of any tax‑exempt distributions received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares. The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Taxable Investments
Each of the Municipal Bond Funds may invest in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
Each of the Municipal Bond Funds may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT for a non-corporate shareholder. If you are subject to the federal AMT, a portion of the Municipal Bond Funds’ distributions to you may not be exempt from federal income tax. If this is the case, the Municipal Bond Funds’ net after‑tax return to you may be lower.

For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information ("SAI")

The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Funds' annual and semi-annual reports provide information regarding the Funds' financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the Funds' last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-442-2473 or by writing to:

The Funds' Prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds' website at www.bairdfunds.com.

You may write to the SEC's Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC's Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC's Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

1940 Act File No. 811-09997